Short-Term Debt (Summary of Short-Term Debt) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Australia [Member]
Disclosure of detailed information about borrowings [Line Items]
Current unsecured bank loans received and current portion of non-current unsecured bank loans received	$ 211	$ 19
Australia [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		0.80%
Australia [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		0.90%
Other Countries [Member]
Disclosure of detailed information about borrowings [Line Items]
Current unsecured bank loans received and current portion of non-current unsecured bank loans received	28	$ 31
Borrowings, interest rate		1.40%
Latin America [Member]
Disclosure of detailed information about borrowings [Line Items]
Current unsecured bank loans received and current portion of non-current unsecured bank loans received		$ 109
South America [Member]
Disclosure of detailed information about borrowings [Line Items]
Current unsecured bank loans received and current portion of non-current unsecured bank loans received	$ 74
South America [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	18.00%
South America [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	131.00%